Warrants	2 Months Ended
Mar. 31, 2024
Warrants [Abstract]
WARRANTS

NOTE 8 - WarrantS

Accounting for warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common stock and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding.

Public Warrants

At March 31, 2024, there were 9,192,500 Public Warrants outstanding. The Public Warrants became exercisable 30 days after the Merger. No warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the Common Stock issuable upon exercise of the warrants and a current prospectus relating to such Common Stock.

Notwithstanding the foregoing, if a registration statement covering the Common Stock issuable upon exercise of the Public Warrants is not effective within a specified period following the consummation of a business combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. The Public Warrants will expire five years after the Merger or earlier upon redemption or liquidation.

Once the warrants became exercisable, the Company may, with 30-day prior notice, redeem the Public Warrants in whole and not in part, at a price of $0.01 per warrant if the shares underlying the warrants are registered and if the closing price of Common Stock equals or exceeds $18 for 20 of the prior 30 trading days. If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of shares of Common Stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, extraordinary dividend or recapitalization, reorganization, merger, or consolidation. However, the warrants will not be adjusted for issuances of Common Stock at a price below their respective exercise prices. Additionally, in no event will the Company be required to net cash settle the warrants.

As discussed above, the Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. Management has concluded that the Public Warrants and Private Placement Warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

Conversion warrants

On November 14, 2019, Predecessor issued warrants to purchase a total of 1,849,638 shares of Predecessor Series A Preferred Stock at a price of $1.7571 per share. The warrants were exercisable into shares of Predecessor Series A Preferred Stock at the discretion of the holder, at any time in the five years after issuance. The warrants were analyzed and determined to be freestanding instruments issued in a transaction including the conversion or sale of the Series A Preferred Stock. A warrant to purchase up to 426,839 shares of Series A Preferred Stock was issued in a transaction that included the conversion of 100 shares of Series 1 Preferred Stock into 2,845,597 shares of Predecessor Series A Preferred Stock. Another warrant to purchase up to 1,422,799 shares of Series A Preferred Stock was issued concurrent with the purchase of 2,845,597 shares of Series A Preferred Stock. These warrants are collectively referred to as the “Predecessor preferred stock warrants.” On February 14, 2024, the Predecessor preferred stock warrants were converted into warrants to purchase up to 324,999 shares of Common Stock (“Conversion warrants”).

The Conversion Warrants will initially be exercisable for Common Stock at an exercise price equal to $10.00. The exercise price is subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Common Stock issuable upon the exercise of the Conversion Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment.

The Conversion Warrants will expire five years after the original Predecessor warrants were issued, or November 14, 2024. The Conversion Warrants will automatically convert at the end of the exercise period if the fair market value (as determined in the Conversion Warrants) of a share of Common Stock underlying the Conversion Warrants is greater than the exercise price in effect on such date.

As discussed above, Predecessor accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. Based on the exercisability of the Predecessor Preferred Warrants into Series A Preferred stock, which had a cash redemption feature outside of the control of Predecessor, the Predecessor warrants were recorded as a derivative liability and was revalued at each reporting period, with the change in value being recorded on the Statement of Operations.

The Company’s Preferred Warrants are exercisable into Common Stock, which has no cash redemption features that require liability treatment and the Company recorded the Preferred Warrants as equity.

Common Warrants (Successor)

The Company’s Common Warrants are initially exercisable for cash at an exercise price equal to the greater of (x) $9.20 (as adjusted for stock splits, stock dividends, stock combinations, recapitalizations and similar events) and (y) the closing price of the Common Stock on the trading day immediately prior to the Subscription Date (as defined in the Common Warrant). The exercise price is subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Common Stock issuable upon the exercise of the Common Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment.

The Common Warrants will be exercisable beginning six months after the issuance date (the “Initial Exercisability Date”) and expiring on the third anniversary of the Initial Exercisability Date. The Common Warrants require “buy-in” payments to be made by us for failure to deliver any shares of Common Stock issuable upon exercise.

If at the time of exercise of the Common Warrants, there is no effective registration statement registering the shares of the Common Stock underlying the Common Warrants, such warrants may be exercised on a cashless basis pursuant to their terms.

If we issue options, convertible securities, warrants, shares, or similar securities to holders of Common Stock, each holder of Common Warrants has the right to acquire the same as if the holder had exercised its Common Warrant. The holders of Common Warrants are entitled to receive any dividends paid or distributions made to our holders of Common Stock on an “as if converted” basis.

The Common Warrants prohibit us from entering into specified fundamental transactions unless the successor entity assumes all of our obligations under the Common Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of Common Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Common Warrant been exercised immediately prior to the applicable corporate event. When there is a transaction involving specified changes of control, a holder of Common Warrants will have the right to force us to repurchase the holder’s Common Warrant for a purchase price in cash equal to the Black-Scholes value, as calculated under the Common Warrants, of the then unexercised portion of the Common Warrant.

The Company’s Common Warrants are exercisable into Common Stock, which has no cash redemption features that require liability treatment. the Company has recorded the Common Warrants as equity.

Preferred Warrants

The Preferred Warrants will initially be exercisable for cash at an exercise price equal to $1,000. The exercise price is subject to adjustment for stock splits, combinations and similar events, and, in the event of stock dividends and splits, the number of shares of Series A Preferred Stock issuable upon the exercise of the Preferred Warrant will also be adjusted so that the aggregate exercise price shall be the same immediately before and immediately after any such adjustment.

The Preferred Warrants will expire on the first anniversary of the closing of the Merger, or February 14, 2025.

We have the right to require the holders of Preferred Warrants to exercise such Preferred Warrants into up to an aggregate number of shares of Preferred Stock equal to the holder’s pro rata amount of 2,000 shares of Preferred Stock.

The Preferred Warrants prohibit us from entering into specified fundamental transactions unless the successor entity assumes all of our obligations under the Preferred Warrants under a written agreement before the transaction is completed. Upon specified corporate events, a holder of the Preferred Warrants will thereafter have the right to receive upon an exercise such shares, securities, cash, assets or any other property whatsoever which the holder would have been entitled to receive upon the happening of the applicable corporate event had the Preferred Warrant been exercised immediately prior to the applicable corporate event.

The Company’s Preferred Warrants are exercisable into Series A Preferred Stock, which has no cash redemption features that require liability treatment. The Company has recorded the Preferred Warrants as equity.

The Predecessor warrants outstanding at the beginning and end of the three-month period ending March 31, 2023 and the beginning and end of the period from January 1, 2023 to February 14, 2024, and the Company warrants outstanding at the beginning and end of the period from February 14, 2023 to March 31, 2024 are presented below:

		Preferred Warrants (Predecessor)	Public Warrants (Successor)	Conversion Warrants (Successor)	Common Warrants (Successor)	Series A Preferred Warrants (Successor)	Weighted average exercise price	Weighted average remaining life
12/31/2022	Balance December 31, 2022	1,849,638	-	-	-	-	$1.76	1.87
3/31/2023	Balance March 31, 2023	1,849,638	-	-	-	-	$1.76	1.63
12/31/2023	Balance December 31, 2023	1,849,638	-	-	-	-	$1.76	0.87
2/13/2024	Balance February 13, 2024	-	-	-	-	-	$1.76	0.75
2/14/2024	Balance February 14, 2024	-	9,222,504	324,999	612,746	2,500	$11.56	4.78
3/31/2024	Balance March 31, 2024	-	9,222,504	324,999	612,746	2,500	$11.56	4.65